Capital structure and financing - C.3.4. Guarantees and pledged assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Pledged deposits	$ 0	$ 6
Bank and financing guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	232	505
Supplier guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	0	1
Within one year | Bank and financing guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	12	15
Within one year | Supplier guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	0	1
1-3 years | Bank and financing guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	220	322
1-3 years | Supplier guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	0	0
3-5 years | Bank and financing guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	0	169
3-5 years | Supplier guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 0	$ 0